COLLABORATION AGREEMENT (Narrative) (Details)		12 Months Ended
	Apr. 06, 2021	Dec. 31, 2021 COP ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 CAD ($)
Collaborative Arrangement And Arrangement Other Than Collaborative [Line Items]
Voting rights and ownership percentage				90.00%
Commerk SAS [Member] | Collaboration Agreement [Member]
Collaborative Arrangement And Arrangement Other Than Collaborative [Line Items]
Voting rights and ownership percentage	50.00%
Actual term of collaboration agreement	7 years
Renewal term of collaboration agreement	7 years
Interest rate	6.20%
Outstanding balance of equity contributions		$ 12,039,984,363	$ 3,820,652
Accrued interest on the equity contributions		$ 1,039,294,905		$ 0	$ 329,800